Other Receivables, Deposits and Prepayments - Schedule of Other Receivables, Deposits and Prepayments (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Other Receivables, Deposits and Prepayments [Abstract]
Deposits	$ 136,647	$ 82,766
Prepayments	5,044,755	478,155
Other receivables	2,043	3,875
Other receivables from related parties	362	364
Less: Allowance for credit losses
Other receivables, deposits and prepayments	$ 5,183,807	$ 565,160